Stock-Based Compensation - Schedule of Assumptions Used to Calculate Fair Value of Options Granted to Employees (Detail) - Options to Purchase Common Stock [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.10%	1.50%	1.60%
Expected volatility	67.00%	66.00%	64.00%
Expected term	5 years	5 years	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.00%	1.80%	2.00%
Expected volatility	69.00%	67.00%	72.00%
Expected term	5 years 9 months 18 days	5 years 10 months 24 days	5 years 10 months 24 days